VIA EDGAR
---------

March 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Credit Suisse Global Fixed Income Fund, Inc.
         (Securities Act File No. 033-36066;
         Investment Company Act File No. 811-06143)
         ------------------------------------------

Ladies and Gentlemen:

On behalf of Credit Suisse Global Fixed Income Fund, Inc. (the "Fund"), I hereby transmit for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 20 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of adding to the Fund's current Class A prospectus and statement of additional information
(1) one additional class of shares, Class C shares (the "Class C Shares"), (2) disclosure relating to redemption fees applicable to the Fund's Class A shares and (3) disclosure regarding compensation of and other accounts managed by the Fund's portfolio managers in accordance with recent amendments to Form N-1A.

With the exception of the disclosure relating to Class C shares, the redemption fee and the additional disclosure regarding portfolio managers, the sections of the Amendment concerning the operations of the Fund are substantially identical to the disclosure in the most recent post-effective amendment to the Fund's Registration Statement filed pursuant to Rule 485(b) on February 25, 2005. The Fund's disclosures pertaining to fair valuation, portfolio holdings and market timing have not been changed since they were reviewed as part of the Registration Statement filed pursuant to Rule 485(a) on December 30, 2004. The section of the prospectus titled "Redemption Fees" is similar to the most recent pre-effective amendment to the Credit Suisse Commodity Return Strategy Fund's Registration Statement filed on December 9, 2004. The only substantive change from the disclosure regarding redemption fees in that filing is the removal of an exception relating to retirement plans. The statement of additional information is substantially similar to the statement of additional information that was filed by the Fund on February 25, 2005 with the exception of the enhanced portfolio manager disclosure.

Securities and Exchange Commission
March 4, 2005
Page 2

As suggested by the discussion above, the changes to the Fund's Class A prospectus and statement of additional information to reflect the addition of the Class C Shares, redemption fees for Class A shares and new disclosure concerning portfolio managers does not appear to raise novel issues or problem areas that warrant the particular attention of the Staff. Consequently, on behalf of the Fund, WE HEREBY REQUEST THAT THE STAFF LIMIT ITS REVIEW TO THOSE REVISED SECTIONS, and that acceleration be granted no later than March 30, 2005.

Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned or Rose F. DiMartino of this office at (212) 728-8000.

Very truly yours,

/s/ Aaron D. Wasserman
------------------------
Aaron D. Wasserman

Enclosures

cc:      Christian Sandoe
         J. Kevin Gao
         Rose F. DiMartino